UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GLOBAL DIVIDEND FUND

FORM N-Q

DECEMBER 31, 2016

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 8.1%
Automobiles - 1.2%
Ford Motor Co.	125,000	$1,516,250
Kia Motors Corp.	25,047	812,710	(a)

Total Automobiles		2,328,960

Hotels, Restaurants & Leisure - 2.1%
Brinker International Inc.	27,838	1,378,816
Cedar Fair LP	15,656	1,005,115
McDonald’s Corp.	14,660	1,784,415

Total Hotels, Restaurants & Leisure		4,168,346

Media - 0.7%
SES, FDR	42,923	945,215	(a)
Sky PLC	36,965	449,722	(a)

Total Media		1,394,937

Multiline Retail - 0.7%
Kohl’s Corp.	26,284	1,297,904

Specialty Retail - 1.6%
American Eagle Outfitters Inc.	96,456	1,463,238
TJX Cos. Inc.	23,011	1,728,816

Total Specialty Retail		3,192,054

Textiles, Apparel & Luxury Goods - 1.8%
Coach Inc.	46,636	1,633,193
Li & Fung Ltd.	1,252,000	547,405	(a)
Yue Yuen Industrial Holdings Ltd.	398,000	1,440,665	(a)

Total Textiles, Apparel & Luxury Goods		3,621,263

TOTAL CONSUMER DISCRETIONARY		16,003,464

CONSUMER STAPLES - 21.5%
Beverages - 2.5%
Asahi Group Holdings Ltd.	36,800	1,160,291	(a)
Dr. Pepper Snapple Group Inc.	19,939	1,807,869
PepsiCo Inc.	18,205	1,904,789

Total Beverages		4,872,949

Food & Staples Retailing - 4.6%
CVS Health Corp.	18,552	1,463,938
Koninklijke Ahold Delhaize NV	64,233	1,351,963	(a)
Lawson Inc.	18,800	1,319,774	(a)
Metro Inc.	40,815	1,220,817
Wal-Mart Stores Inc.	27,233	1,882,345
William Morrison Supermarkets PLC	648,451	1,842,183	(a)

Total Food & Staples Retailing		9,081,020

Food Products - 9.3%
Bunge Ltd.	21,717	1,568,836
Campbell Soup Co.	33,539	2,028,103
Conagra Brands Inc.	42,043	1,662,801
Flowers Foods Inc.	44,818	895,015
General Mills Inc.	26,786	1,654,571
Hormel Foods Corp.	45,432	1,581,488
Kellogg Co.	23,449	1,728,426
Kraft Heinz Co.	21,601	1,886,199
Lamb Weston Holdings Inc.	14,014	530,430	*
McCormick & Co. Inc., Non Voting Shares	12,517	1,168,212
Nestle SA, Registered Shares	21,348	1,531,209	(a)
Pinnacle Foods Inc.	42,487	2,270,930

Total Food Products		18,506,220

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Household Products - 3.7%
Church & Dwight Co. Inc.	38,330	$1,693,803
Clorox Co.	14,434	1,732,369
Colgate-Palmolive Co.	16,347	1,069,748
Kimberly-Clark Corp.	16,678	1,903,293
Procter & Gamble Co.	11,930	1,003,074

Total Household Products		7,402,287

Tobacco - 1.4%
Altria Group Inc.	22,779	1,540,316
Imperial Brands PLC	27,683	1,204,258	(a)

Total Tobacco		2,744,574

TOTAL CONSUMER STAPLES		42,607,050

ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Royal Dutch Shell PLC, Class A Shares	64,400	1,774,523	(a)
TC Pipelines LP	18,837	1,108,369
TonenGeneral Sekiyu KK	183,000	1,925,843	(a)
Valero Energy Corp.	25,000	1,708,000

TOTAL ENERGY		6,516,735

FINANCIALS - 14.8%
Banks - 5.4%
Aozora Bank Ltd.	481,000	1,701,374	(a)
BOC Hong Kong Holdings Ltd.	448,500	1,605,714	(a)
JPMorgan Chase & Co.	20,000	1,725,800
National Bank of Canada	52,850	2,146,435
Oversea-Chinese Banking Corp., Ltd.	256,200	1,572,041	(a)
Toronto-Dominion Bank	37,480	1,848,527

Total Banks		10,599,891

Insurance - 7.2%
Admiral Group PLC	55,158	1,236,862	(a)
Allied World Assurance Co. Holdings AG	24,805	1,332,277
Aspen Insurance Holdings Ltd.	22,097	1,215,335
Axis Capital Holdings Ltd.	34,511	2,252,533
Intact Financial Corp.	25,900	1,853,789
Swiss Re AG	16,663	1,578,669	(a)
Talanx AG	45,392	1,518,647	(a)
Travelers Cos. Inc.	17,035	2,085,425
Zurich Insurance Group AG	4,399	1,208,236	*(a)

Total Insurance		14,281,773

Mortgage Real Estate Investment (REITs) - 2.2%
AGNC Investment Corp.	46,477	842,628
Annaly Capital Management Inc.	135,680	1,352,730
MFA Financial Inc.	114,125	870,774
Starwood Property Trust Inc.	62,553	1,373,038

Total Mortgage Real Estate Investment (REITs)		4,439,170

TOTAL FINANCIALS		29,320,834

HEALTH CARE - 10.7%
Biotechnology - 1.9%
AbbVie Inc.	29,344	1,837,521
Gilead Sciences Inc.	27,264	1,952,375

Total Biotechnology		3,789,896

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	36,764	1,412,105
Baxter International Inc.	22,340	990,556

Total Health Care Equipment & Supplies		2,402,661

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Health Care Providers & Services - 1.2%
Cardinal Health Inc.	15,729	$1,132,016
Miraca Holdings Inc.	24,700	1,106,263	(a)

Total Health Care Providers & Services		2,238,279

Pharmaceuticals - 6.4%
Eli Lilly & Co.	23,562	1,732,985
GlaxoSmithKline PLC	64,595	1,233,581	(a)
Johnson & Johnson	16,525	1,903,845
Mitsubishi Tanabe Pharma Corp.	62,700	1,228,191	(a)
Novartis AG, Registered Shares	9,594	697,855	(a)
Otsuka Holdings Co., Ltd.	39,800	1,731,662	(a)
Pfizer Inc.	55,032	1,787,440
Roche Holding AG	4,509	1,027,390	(a)
Teva Pharmaceutical Industries Ltd., ADR	37,573	1,362,021

Total Pharmaceuticals		12,704,970

TOTAL HEALTH CARE		21,135,806

INDUSTRIALS - 7.0%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	7,101	1,774,824

Airlines - 0.8%
Japan Airlines Co., Ltd.	52,100	1,520,336	(a)

Commercial Services & Supplies - 2.1%
Republic Services Inc.	37,035	2,112,847
Waste Management Inc.	28,669	2,032,919

Total Commercial Services & Supplies		4,145,766

Electrical Equipment - 0.6%
Emerson Electric Co.	22,894	1,276,340

Industrial Conglomerates - 0.7%
Jardine Matheson Holdings Ltd.	24,600	1,357,011	(a)

Machinery - 1.1%
Deere & Co.	21,546	2,220,100

Transportation Infrastructure - 0.8%
Beijing Capital International Airport Co., Ltd., Class H Shares	858,000	865,557	(a)
Hutchison Port Holdings Trust, Class U Shares	1,657,800	720,911	(a)

Total Transportation Infrastructure		1,586,468

TOTAL INDUSTRIALS		13,880,845

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.9%
Cisco Systems Inc.	61,238	1,850,612

IT Services - 1.7%
Broadridge Financial Solutions Inc.	14,684	973,549
International Business Machines Corp.	12,142	2,015,451
Leidos Holdings Inc.	5,108	261,223

Total IT Services		3,250,223

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	60,433	2,191,905
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	57,000	1,638,750

Total Semiconductors & Semiconductor Equipment		3,830,655

Software - 1.1%
Microsoft Corp.	35,092	2,180,617

Technology Hardware, Storage & Peripherals - 0.8%
HP Inc.	110,000	1,632,400

TOTAL INFORMATION TECHNOLOGY		12,744,507

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
MATERIALS - 2.1%
Chemicals - 1.2%
Dow Chemical Co.	29,102	$1,665,217
Potash Corp. of Saskatchewan Inc.	45,400	821,335

Total Chemicals		2,486,552

Containers & Packaging - 0.9%
Bemis Co. Inc.	35,774	1,710,713

TOTAL MATERIALS		4,197,265

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Digital Realty Trust Inc.	17,692	1,738,416
HCP Inc.	27,013	802,826
Quality Care Properties Inc.	5,402	83,731	*

Total Equity Real Estate Investment Trusts (REITs)		2,624,973

Real Estate Management & Development - 1.9%
Daito Trust Construction Co., Ltd.	12,200	1,832,331	(a)
Swire Pacific Ltd., Class A Shares	76,000	725,477	(a)
Swiss Prime Site AG, Registered Shares	15,451	1,264,465	(a)

Total Real Estate Management & Development		3,822,273

TOTAL REAL ESTATE		6,447,246

TELECOMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 8.8%
AT&T Inc.	45,607	1,939,666
BCE Inc.	40,756	1,761,495
Bezeq Israeli Telecommunication Corp., Ltd.	962,242	1,827,435	(a)
CenturyLink Inc.	44,558	1,059,589
Chunghwa Telecom Co., Ltd., ADR	29,443	928,927
HKT Trust and HKT Ltd.	1,225,000	1,497,645	(a)
Nippon Telegraph & Telephone Corp.	37,600	1,580,546	(a)
PCCW Ltd.	2,750,000	1,481,985	(a)
Singapore Telecommunications Ltd.	582,000	1,460,597	(a)
Swisscom AG, Registered Shares	2,790	1,247,461	(a)
TDC A/S	151,100	775,771	*(a)
Verizon Communications Inc.	34,835	1,859,492

Total Diversified Telecommunication Services		17,420,609

Wireless Telecommunication Services - 2.4%
KDDI Corp.	64,800	1,636,064	(a)
NTT DoCoMo Inc.	69,000	1,569,112	(a)
Rogers Communications Inc., Class B Shares	39,000	1,504,346

Total Wireless Telecommunication Services		4,709,522

TOTAL TELECOMMUNICATION SERVICES		22,130,131

UTILITIES - 10.4%
Electric Utilities - 3.2%
CLP Holdings Ltd.	113,933	1,041,037	(a)
Duke Energy Corp.	20,198	1,567,769
Great Plains Energy Inc.	25,282	691,462
Southern Co.	35,952	1,768,479
Xcel Energy Inc.	32,510	1,323,157

Total Electric Utilities		6,391,904

Gas Utilities - 0.9%
Osaka Gas Co., Ltd.	251,000	964,099	(a)
Tokyo Gas Co., Ltd.	178,000	803,531	(a)

Total Gas Utilities		1,767,630

Independent Power and Renewable Electricity Producers - 0.5%
Huaneng Power International Inc., Class H Shares	1,338,000	884,213	(a)

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY		SHARES	VALUE
Multi-Utilities - 4.3%
CMS Energy Corp.		42,624	$1,774,011
Consolidated Edison Inc.		24,117	1,776,941
DTE Energy Co.		20,154	1,985,370
National Grid PLC		104,197	1,218,619	(a)
WEC Energy Group Inc.		30,200	1,771,230

Total Multi-Utilities			8,526,171

Water Utilities - 1.5%
Guangdong Investment Ltd.		1,098,000	1,441,077	(a)
Severn Trent PLC		55,100	1,507,543	(a)

Total Water Utilities			2,948,620

TOTAL UTILITIES			20,518,538

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $191,099,339)			195,502,421

	RATE
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,096,640)	0.411%	2,096,640	2,096,640

TOTAL INVESTMENTS - 99.7% (Cost - $193,195,979#)			197,599,061
Other Assets in Excess of Liabilities - 0.3%			561,057

TOTAL NET ASSETS - 100.0%			$198,160,118

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$11,807,747	$4,195,717	—	$16,003,464
Consumer staples	34,197,372	8,409,678	—	42,607,050
Energy	2,816,369	3,700,366	—	6,516,735
Financials	18,899,291	10,421,543	—	29,320,834
Health care	14,110,864	7,024,942	—	21,135,806
Industrials	9,417,030	4,463,815	—	13,880,845
Real estate	2,624,973	3,822,273	—	6,447,246
Telecommunication services	9,053,515	13,076,616	—	22,130,131
Utilities	12,658,419	7,860,119	—	20,518,538
Other common stocks	16,941,772	—	—	16,941,772

Total long-term investments	$132,527,352	$62,975,069	—	$195,502,421

Short-term investments†	2,096,640	—	—	2,096,640

Total investments	$134,623,992	$62,975,069	—	$197,599,061

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2016, securities valued at $62,975,069 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,141,735
Gross unrealized depreciation	(12,738,653)

Net unrealized appreciation	$4,403,082

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2017